                              CREDIT SUISSE FUNDS

                     [CREDIT SUISSE ASSET MANAGEMENT LOGO]

                                  ANNUAL REPORT
                                OCTOBER 31, 2001

                                  CREDIT SUISSE
                           U.S. GOVERNMENT MONEY FUND
                                       -
                                  CREDIT SUISSE
                              MUNICIPAL MONEY FUND

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE FUNDS' YIELDS WILL FLUCTUATE ALTHOUGH EACH FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EACH FUND. AN INVESTMENT IN EACH FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE U.S. GOVERNMENT MONEY FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001

                                                                December 3, 2001
Dear Shareholder:

   The November-through-October period was one of considerable uncertainty for investors, with the economy weakening and corporate profits slumping. Stocks were quite volatile and major indexes had significant losses. Against this backdrop, money market asset flows were volatile as well. Demand for short-term securities was often high, with investors seeking safety and liquidity when uncertainty rose (for example, in the immediate wake of the terrorist attacks in September). On the other hand, investors were sometimes quick to exit money market funds in response to encouraging economic news. Credit Suisse U.S. Government Money Fund(1) (the "Fund") had total net assets of about $81 million on October 31, 2001, up from about $60 million at the start of the period.

   We extended the Fund's maturity during the period, beginning in December. It became more clear to us that the Federal Reserve would aggressively reduce rates (which it indeed did, by 400 basis points between January and October), in an attempt to help the economy, and we sought to lock in higher yields farther out on the yield curve. The Fund's average weighted maturity was 55 days as of October 31, 2001, up from 36 days a year earlier. The Fund's annualized yield for the seven-day period ended October 31, 2001 was 2.15%.

   The Fund will continue to emphasize the highest quality securities in order to provide competitive returns without compromising safety or stability of principal. We appreciate your continued support and investment in the Fund.

Credit Suisse Asset Management, LLC

----------
(1) Name changed from DLJ U.S. Government Money Fund.

CREDIT SUISSE MUNICIPAL MONEY FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2001

                                                                December 3, 2001
Dear Shareholder:

   Asset flows were generally positive for money market funds over the November-through-October reporting period. Demand for the liquidity and safety of short-term money market investments was often high, with investors acting cautiously against an increasingly shaky economic and corporate-profit backdrop. Credit Suisse Municipal Money Fund(1) (the "Fund") had total net assets of approximately $73 million on October 31, 2001, up from about $56 million a year earlier.

   We extended the Fund's maturity during the period. We began to move further out on the yield curve in December, based on our belief that the Federal Reserve (the "Fed") would aggressively lower interest rates. Our goal was to lock in higher yields ahead of the Fed's actions. Our view was correct, as the Fed in fact reduced rates by four full percentage points over the January-through-October span.

   The Fund's average weighted maturity rose from 36 days on October 31, 2000 to 74 days as of the end of the period. The Fund's annualized yield for the seven-day period ended October 31, 2001 was 1.41%.

   Although the weakening economy has slowed the revenue flows for many municipalities, we believe that state and local governments are generally in good shape. And we note that municipal governments have become more proactive lately, some even calling special legislative sessions to address financial concerns. However, if the economic recovery is delayed indefinitely, municipalities in general could be challenged. New York City and State, of course, face the additional burden of recovering from the September atrocities in Manhattan (New York securities accounted for about 3% of the Fund's assets as of October 31, 2001).

   The Fund will continue to focus on high-quality securities in order to provide what we deem to be attractive levels of after-tax yields without compromising safety or stability of principal. We appreciate your continued support and investment in the Fund.

Credit Suisse Asset Management, LLC

----------
(1) Name changed from DLJ Municipal Money Fund.

CREDIT SUISSE U.S. GOVERNMENT MONEY FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

     PAR                                                           RATINGS(1)
    (000)                                                         (S&P/MOODY'S)     MATURITY      RATE%       VALUE
    -----                                                         -------------     --------      -----       -----
AGENCY OBLIGATIONS (61.1%)
  $  2,000  Fannie Mae                                             (AAA,  Aaa)     11/14/01      6.500      $ 2,000,060
     4,014  Fannie Mae                                             (AAA,  Aaa)     03/14/02      2.400        3,978,409
     2,950  Fannie Mae Discount Note                               (AAA,  Aaa)     11/05/01      2.650        2,949,132
     3,000  Fannie Mae Floating Rate Note(2)                       (AAA,  Aaa)     07/05/02      2.451        3,000,000
     2,000  Federal Farm Credit Bank                               (AAA,  Aaa)     11/01/01      6.400        2,000,000
     1,800  Federal Farm Credit Bank                               (AAA,  Aaa)     05/01/02      5.250        1,811,895
     2,000  Federal Home Loan Bank                                 (AAA,  Aaa)     11/15/01      6.000        1,999,826
     2,000  Federal Home Loan Bank                                 (AAA,  Aaa)     02/26/02      5.125        2,008,104
     1,000  Federal Home Loan Bank                                 (AAA,  Aaa)     05/15/02      7.250        1,017,176
     1,575  Federal Home Loan Bank                                 (AAA,  Aaa)     07/18/02      6.875        1,614,720
     2,178  Federal Home Loan Bank Discount Note                   (AAA,  Aaa)     11/05/01      2.360        2,177,429
     3,000  Federal Home Loan Bank Discount Note                   (AAA,  Aaa)     11/23/01      2.250        2,995,875
     7,550  Federal Home Loan Bank Discount Note                   (AAA,  Aaa)     12/07/01      2.750        7,529,238
     2,660  Federal Home Loan Bank Discount Note                   (AAA,  Aaa)     03/27/02      2.340        2,634,649
     4,675  Freddie Mac                                            (AAA,  Aaa)     12/14/01      4.750        4,679,793
     1,500  Freddie Mac                                            (AAA,  Aaa)     12/28/01      6.630        1,505,544
     4,000  Freddie Mac                                            (AAA,  Aaa)     01/03/02      2.280        3,984,040
     1,930  Freddie Mac Discount Note                              (AAA,  Aaa)     12/14/01      4.050        1,924,761
                                                                                                           ------------
TOTAL AGENCY OBLIGATIONS (Cost $49,810,651)                                                                  49,810,651
                                                                                                           ------------
UNITED STATES TREASURY OBLIGATIONS (18.6%)
UNITED STATES TREASURY BILLS (16.0%)
     6,760  United States Treasury Bill                            (AAA,  Aaa)     11/29/01      3.280        6,746,842
     5,300  United States Treasury Bill                            (AAA,  Aaa)     01/10/02      3.280        5,268,906
     1,000  United States Treasury Bill                            (AAA,  Aaa)     01/24/02      3.365          992,148
                                                                                                           ------------
                                                                                                             13,007,896
                                                                                                           ------------
UNITED STATES TREASURY NOTES (2.6%)
     2,070  United States Treasury Notes                           (AAA,  Aaa)     07/31/02      6.000        2,129,903
                                                                                                           ------------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $15,137,799)                                                  15,137,799
                                                                                                           ------------
REPURCHASE AGREEMENT (20.0%)
    16,270  J.P. Morgan Chase & Co., Inc. (Agreement dated 10/31/01, to be repurchased at $16,271,175, collateralized by
             $15,585,000 Federal Home Loan Bank Bonds 6.535%
             due 12/22/14 and $500,000 Federal Home Loan Bank
             Notes 6.000% due 11/15/01. Market Value of collateral
             is $16,599,553.) (Cost $16,270,000)                                   11/01/01      2.600       16,270,000
                                                                                                           ------------
TOTAL INVESTMENTS AT VALUE (99.7%) (Cost $81,218,450(3))                                                     81,218,450
OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)                                                                    259,551
                                                                                                           ------------
NET ASSETS (100.0%)                                                                                         $81,478,001
                                                                                                           ============

                Average Weighted Maturity -- 55 days (Unaudited)

----------
(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.

(2) The interest rate is as of October 31, 2001 and the maturity date is later of the next interest readjustment date or the date the principal amount can be recovered through demand.

(3) Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS
October 31, 2001

     PAR                                                           RATINGS(1)
    (000)                                                         (S&P/MOODY'S)     MATURITY      RATE%       VALUE
    -----                                                         -------------     --------      -----       -----
MUNICIPAL BONDS (92.2%)
ALABAMA (1.8%)
    $1,300  Decatur, AL, Industrial Development Brd.
             Solid Waste Disposal Co., Revenue Bonds
             (BP Amoco Corporation LOC) VRDN(2)
             (Cost $1,300,000)                                     (AA+,  Aa1)     11/01/01      3.450      $ 1,300,000
                                                                                                           ------------
COLORADO (6.9%)
     2,000  Denver, CO, City and County, Airport System
             Subordinated, Revenue Bonds, Series 97-A
             (Bayerische Landesbank LOC) TECP                      (NR,  NR)       11/07/01      2.650        2,000,000
     1,045  Denver, CO, City and County, Airport System
             Subordinated, Revenue Bonds, Series 97-A
             (Bayerische Landesbank LOC) TECP                      (NR,  NR)       12/07/01      2.150        1,045,000
     2,000  Lower Colorado River Authority, Series A
             (Morgan Guaranty Trust Co.- New York LOC)
             TECP                                                  (NR,  NR)       02/07/02      2.050        2,000,000
                                                                                                           ------------
TOTAL COLORADO (Cost $5,045,000)                                                                              5,045,000
                                                                                                           ------------
DISTRICT OF COLUMBIA (5.1%)
     1,000  District of Columbia, General Obligation Unlimited,
             Series B   (MBIA Insurance LOC)                       (AAA,  Aaa)     06/01/02      6.300        1,043,904
     2,710  District of Columbia, Revenue Bonds
             (Bank of America LOC) VRDN2                           (AAA,  NR)      11/01/01      4.200        2,710,000
                                                                                                           ------------
TOTAL DISTRICT OF COLUMBIA (Cost $3,753,904)                                                                  3,753,904
                                                                                                           ------------
IDAHO (2.7%)
     2,000  Idaho State, General Obligation,
             Tax Anticipation Notes
             (Cost $2,014,671)                                     (SP-1+,  MIG1)  06/28/02      3.750        2,014,671
                                                                                                           ------------
ILLINOIS (3.5%)
     1,300  Chicago, IL, O'Hare International Airport, Revenue
              Bonds, Series C   (Society General LOC) VRDN(2)      (AA-,  Aa3)     11/07/01      4.250        1,300,000
     1,300  Southwestern Illinois Development Authority,
             Solid Waste Disposal, Revenue Bonds (Shell
             Oil Co. Wood River Project) VRDN(2)                   (AAA,  Aa1)     11/01/01      4.550        1,300,000
                                                                                                           ------------
TOTAL ILLINOIS (Cost $2,600,000)                                                                              2,600,000
                                                                                                           ------------
KENTUCKY (1.6%)
     1,200  Louisville & Jefferson County, KY, Regional
             Airport Authority, Special Facilities, Revenue
             Bonds (United Parcel Service LOC) VRDN(2)
             (Cost $1,200,000)                                     (AAA,  Aaa)     11/01/01      2.750        1,200,000
                                                                                                           ------------

                 See Accompanying Notes to Financial Statements.

                                        4

     PAR                                                           RATINGS(1)
    (000)                                                         (S&P/MOODY'S)     MATURITY      RATE%       VALUE
    -----                                                         -------------     --------      -----       -----
MUNICIPAL BONDS
LOUISIANA (1.9%)
    $1,300  Louisiana Public Facility Authority Pollution
             Control, Revenue Bonds (Union Bank of
             Switzerland LOC) VRDN(2)                              (AAA,  NR)      11/07/01      2.300      $ 1,300,000
       100  Calcasieu Parish, LA, Public Trash Authority,
             Solid Waste Disposal, Revenue Bonds (WPT
             Corporate Project) (Morgan Guaranty Trust
             Co. LOC) VRDN(2)                                      (AA,  NR)       11/07/01      4.350          100,000
                                                                                                           ------------
TOTAL LOUISIANA (Cost $1,400,000)                                                                             1,400,000
                                                                                                           ------------
MAINE (1.4%)
     1,000  Maine State, General Obligation Unlimited
             (Cost $1,013,953)                                     (AA+,  Aa2)     06/15/02      5.000        1,013,953
                                                                                                           ------------
MARYLAND (2.4%)
     1,690  Washington Suburban Sanitation District,
             Water Supply, Revenue Bonds
             (Cost $1,723,800)                                     (AAA,  Aaa)     11/01/01      6.500        1,723,800
                                                                                                           ------------
MASSACHUSETTS (2.0%)
     1,500  Massachusetts Water Resources Authority,
             Series 94 (Morgan Guaranty Trust Co. - New
             York LOC) TECP
             (Cost $1,500,000)                                     (NR,  NR)       12/20/01      1.900        1,500,000
                                                                                                           ------------
MICHIGAN (9.4%)
     1,000  Huron Valley, MI, School District, General
             Obligation Unlimited                                  (AAA,  Aaa)     05/01/02      3.000        1,004,120
       800  Detroit, MI, Water Supply Systems, Revenue
             Bonds (FGIC Insurance LOC) VRDN(2)                    (AAA,  Aaa)     11/07/01      4.250          800,000
     1,000  Michigan State, Housing Development Authority,
             Limited Obligation, Revenue Bonds (Harbortown
             Project) (Bankers Trust LOC) VRDN(2)                  (NR,  A1)       11/01/01      4.125        1,000,000
     2,800  Michigan State, Housing Development Authority,
             Limited Obligation, Revenue Bonds (Laurel
             Valley Project) (Bank One Michigan LOC)
             VRDN(2)                                               (NR,  Aa2)      11/07/01      4.300        2,800,000
     1,300  Michigan State, Housing Development Authority,
             Revenue Bonds (Pine Ridge Project) (Bank One
             Michigan LOC) VRDN(2)                                 (NR,  Aa2)      11/07/01      4.300        1,300,000
                                                                                                           ------------
TOTAL MICHIGAN (Cost $6,904,120)                                                                              6,904,120
                                                                                                           ------------
MISSISSIPPI (1.8%)
     1,300  Jackson County, MS, Industrial Sewer Facilities,
             Revenue Bonds (Chevron Corp LOC) VRDN(2)
             (Cost $1,300,000)                                     (NR,  Aa2)      11/01/01      4.550        1,300,000
                                                                                                           ------------

                 See Accompanying Notes to Financial Statements.

                                        5

     PAR                                                           RATINGS(1)
    (000)                                                         (S&P/MOODY'S)     MATURITY      RATE%       VALUE
    -----                                                         -------------     --------      -----       -----
MUNICIPAL BONDS
MISSOURI (4.1%)
    $3,000  University of Missouri, University System Facilities,
             Revenue Bonds, Series B VRDN(2)
             (Cost $3,000,000)                                     (AA+,  Aa2)     11/01/01      4.250      $ 3,000,000
                                                                                                           ------------
NEBRASKA (2.0%)
     1,500  Nebhelp, Inc., NE, Student Loan Program,
             Revenue Bonds, Series C (SLMA LOC)
             (Cost $1,500,000)                                     (AAA,  NR)      11/07/01      4.400        1,500,000
                                                                                                           ------------
NEW HAMPSHIRE (4.8%)
     3,500  New Hampshire Industry Regional Agencies,
             Series A (Landesbank Hessen-Thuringen LOC)
             TECP
             (Cost $3,500,000)                                     (NR,  NR)       12/05/01      2.150        3,500,000
                                                                                                           ------------
NEW MEXICO (2.8%)
     2,000  New Mexico State, Tax and Revenue
             Anticipation Notes
             (Cost $2,018,776)                                     (SP-1+,  MIG1)  06/28/02      4.000        2,018,776
                                                                                                           ------------
NEW YORK (2.9%)
     2,135  New York City Transitional Finance Authority,
             New York City Recovery, Revenue Notes,
             Series A
             (Cost $2,157,306)                                     (SP-1+,  MIG1)  10/02/02      3.250        2,157,306
                                                                                                           ------------
OHIO (5.5%)
     3,000  Cincinnati, OH, General Obligation Unlimited           (AA+,  Aa1)     12/01/01      4.200        3,002,420
     1,000  Ohio State, Air Quality Development Authority,
             Revenue Bonds (Societe General LOC) VRDN(2)           (AA-,  NR)      11/07/01      4.300        1,000,000
                                                                                                           ------------
TOTAL OHIO (Cost $4,002,420)                                                                                  4,002,420
                                                                                                           ------------
PENNSYLVANIA (2.3%)
     1,720  Pennsylvania State Higher Education Facilities
             Authority, Revenue Bonds (Landesbank
             Hessen-Thuringen Girozentrale LOC) VRDN(2)
             (Cost $1,720,000)                                     (NR,  Aaa)      11/01/01      2.450        1,720,000
                                                                                                           ------------
PUERTO RICO (4.1%)
     3,000  Government Development Bank of Puerto Rico
             TECP
             (Cost $3,000,000)                                     (A+,  NR)       11/16/01      2.250        3,000,000
                                                                                                           ------------
TENNESSEE (7.3%)
     2,000  Knoxville, TN, Bond Anticipation Notes, General
             Obligation Unlimited                                  (SP-1+,  NR)    06/01/02      3.500        2,012,105
     1,200  Memphis, TN, Industry Regional Authority,
             Series 01 (Westdeutsche Landesbank
             Gironzentrale LOC) TECP                               (NR,  NR)       12/12/01      2.200        1,200,000
     2,100  Metropolitan Government Nashville & Davidson
             County, TN, General Obligation Unlimited              (AAA,  Aa2)     05/15/02      6.150        2,177,042
                                                                                                           ------------
TOTAL TENNESSEE (Cost $5,389,147)                                                                             5,389,147
                                                                                                           ------------

                 See Accompanying Notes to Financial Statements.

                                        6

     PAR                                                           RATINGS(1)
    (000)                                                         (S&P/MOODY'S)     MATURITY      RATE%       VALUE
    -----                                                         -------------     --------      -----       -----
MUNICIPAL BONDS
TEXAS (15.9%)
    $2,000  Fort Worth City, TX  (Westdeutsche Landesbank
             Gironzentrale LOC) TECP                               (NR,  NR)       11/07/01      2.000      $ 2,000,000
     2,200  Gulf Coast Industrial Development Authority,
             Revenue Bonds (BP Amoco Corporation LOC)
             VRDN(2)                                               (AA+,  Aa1)     11/01/01      2.850        2,200,000
     1,800  Gulf Coast Waste Disposal Authority, TX,
             Environmental Facilities, Revenue Bonds
             (Exxon Mobil Corporation LOC) VRDN(2)                 (AAA,  NR)      11/01/01      2.850        1,800,000
     3,500  Texas State, Tax and Revenue Anticipation Notes,
             Series A, General Obligation Unlimited                (SP-1+,  MIG1)  08/29/02      3.750        3,536,608
     1,000  Texas National Research Laboratory Community,
             Superconducting Super Collider, Revenue
             Bonds VRDN(2)                                         (AAA,  Aaa)     12/01/01      7.100        1,023,152
     1,100  Trinity River Authority, TX, Pollution Control,
             Revenue Bonds (Texas Utilities Electric Co.
             Project) (AMBAC Insurance LOC) VRDN(2)                (AAA,  Aaa)     11/01/01      4.550        1,100,000
                                                                                                           ------------
TOTAL TEXAS (Cost $11,659,760)                                                                               11,659,760
                                                                                                           ------------

TOTAL MUNICIPAL BONDS (Cost $67,702,857)                                                                     67,702,857
                                                                                                           ------------
SHORT-TERM INVESTMENT (0.8%)

    NUMBER
      OF
    SHARES
    ------
   623,200  Federated Investors Tax-Free Obligations Fund
             (Cost $623,200)                                                                                    623,200
                                                                                                           ------------
TOTAL INVESTMENTS AT VALUE (93.0%) (Cost $68,326,0573)                                                       68,326,057

OTHER ASSETS IN EXCESS OF LIABILITIES (7.0%)                                                                  5,118,298
                                                                                                           ------------
NET ASSETS (100.0%)                                                                                         $73,444,355
                                                                                                           ============

                Average Weighted Maturity -- 74 days (Unaudited)

                            INVESTMENT ABBREVIATIONS
                                 NR = Not Rated
                             LOC = Letter of Credit
                        VRDN = Variable Rate Demand Note
                       TECP = Tax Exempt Commercial Paper

----------
(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.

(2) The interest rate is as of October 31, 2001 and the maturity date is later of the next interest readjustment date or the date the principal amount can be recovered through demand.

(3) Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2001

                                                                   U.S. GOVERNMENT         MUNICIPAL
                                                                     MONEY FUND            MONEY FUND
                                                                   ---------------         ----------
ASSETS
    Investments at value (Cost $64,948,450 and $68,326,057,
      respectively)                                                  $64,948,450          $68,326,057
    Repurchase agreement at value (Cost $16,270,000 and
      $0, respectively)                                               16,270,000                    -
    Cash                                                                   3,600                    2
    Interest receivable                                                  467,041              428,250
    Receivable for fund shares sold                                        5,758            5,769,564
    Receivable from investment adviser                                         -                2,960
    Prepaid expenses and other assets                                     19,514               16,424
                                                                     -----------          -----------
      Total Assets                                                    81,714,363           74,543,257
                                                                     -----------          -----------
LIABILITIES
    Advisory fee payable                                                   9,728                    -
    Administrative services fee payable                                   24,694               21,690
    Payable for fund shares redeemed                                     136,646               19,435
    Distribution fee payable                                              18,692               15,159
    Dividend payable                                                         920                    -
    Payable for investments purchased                                          -            1,004,120
    Other accrued expenses payable                                        45,682               38,498
                                                                     -----------          -----------
      Total Liabilities                                                  236,362            1,098,902
                                                                     -----------          -----------
NET ASSETS
    Capital stock, $0.001 par value                                       81,459               73,443
    Paid-in capital                                                   81,374,986           73,369,960
    Accumulated undistributed net investment income                        3,614                   71
    Accumulated net realized gain from investments                        17,942                  881
                                                                     -----------          -----------
      Net Assets                                                     $81,478,001          $73,444,355
                                                                     ===========          ===========

    Shares outstanding                                                81,458,692           73,443,403
                                                                     -----------          -----------

    NET ASSET VALUE, offering price and redemption price per share   $      1.00          $      1.00
                                                                     ===========          ===========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2001


                                                                   U.S. GOVERNMENT         MUNICIPAL
                                                                     MONEY FUND            MONEY FUND
                                                                   ---------------         ----------
INTEREST INCOME                                                       $3,979,934           $2,321,487
                                                                     -----------          -----------
EXPENSES
    Investment advisory fees                                             318,640              282,885
    Administrative services fees                                         112,520              102,134
    Shareholder servicing/Distribution fees                              199,150              176,803
    Transfer agent fees                                                   53,166               32,791
    Legal fees                                                            46,081               39,839
    Audit fees                                                            24,061               25,106
    Offering/Organizational costs                                         13,154               12,986
    Custodian fees                                                        13,104               12,615
    Printing fees                                                          7,023               14,728
    Trustees fees                                                          5,728               (1,624)
    Insurance expense                                                      2,280                2,283
    Registration fees                                                     (5,571)               7,152
    Miscellaneous expense                                                (10,717)              (1,147)
                                                                     -----------          -----------
                                                                         778,619              706,551
    Less: fees waived and expenses reimbursed                            (61,678)             (70,060)
                                                                     -----------          -----------
      Total expenses                                                     716,941              636,491
                                                                     -----------          -----------
       Net investment income                                           3,262,993            1,684,996
                                                                     -----------          -----------

NET REALIZED GAIN FROM INVESTMENTS                                        25,791                  891
                                                                     -----------          -----------
    Net increase in net assets resulting from operations              $3,288,784           $1,685,887
                                                                     ===========          ===========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                             U.S. GOVERNMENT MONEY FUND                 MUNICIPAL MONEY FUND
                                                      ------------------------------------    --------------------------------------
                                                        FOR THE YEAR        FOR THE YEAR        FOR THE YEAR          FOR THE YEAR
                                                           ENDED               ENDED               ENDED                 ENDED
                                                      OCTOBER 31, 2001    OCTOBER 31, 2000    OCTOBER 31, 2001      OCTOBER 31, 2000
                                                      ----------------    ----------------    ----------------      ----------------
FROM OPERATIONS
  Net investment income                                 $  3,262,993        $  3,372,107        $  1,684,996          $  1,771,214
  Net realized gain (loss)
    from investments                                          25,791              (7,062)                891                   (10)
                                                        ------------        ------------        ------------          ------------
    Net increase in net assets
      resulting from operations                            3,288,784           3,365,045           1,685,887             1,771,204
                                                        ------------        ------------        ------------          ------------
FROM DIVIDENDS
  Net investment income                                   (3,262,993)         (3,372,119)         (1,684,996)           (1,771,214)
                                                        ------------        ------------        ------------          ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                           388,946,203         399,341,861         463,125,215           463,301,741
  Reinvestment of dividends                                3,283,740           3,067,701           1,630,012             1,606,149
  Net asset value of shares
    redeemed                                            (370,703,378)       (402,354,037)       (447,799,290)         (452,767,241)
                                                        ------------        ------------        ------------          ------------
    Net increase in net assets from
      capital share transactions                          21,526,565              55,525          16,955,937            12,140,649
                                                        ------------        ------------        ------------          ------------
  Net increase in net assets                              21,552,356              48,451          16,956,828            12,140,639
NET ASSETS
  Beginning of year                                       59,925,645          59,877,194          56,487,527            44,346,888
                                                        ------------        ------------        ------------          ------------
  End of year                                           $ 81,478,001        $ 59,925,645        $ 73,444,355          $ 56,487,527
                                                        ============        ============        ============          ============

UNDISTRIBUTED NET INVESTMENT INCOME                     $      3,614        $      3,614        $         71          $         71
                                                        ============        ============        ============          ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE U.S. GOVERNMENT MONEY FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                                ---------------------------------------------------
                                                                    2001      2000      1999      1998     1997(1)
                                                                ----------   -------   -------   ------   ---------
PER SHARE DATA
  Net asset value, beginning of period                            $  1.000   $ 1.000   $ 1.000   $ 1.000   $  1.000
INVESTMENT 0PERATIONS
  Net investment income                                              0.041     0.053     0.042     0.047      0.032
LESS DIVIDENDS
  Dividends from net investment income                              (0.041)   (0.053)   (0.042)   (0.047)    (0.032)
                                                                ----------   -------   -------   -------   --------
NET ASSET VALUE, END OF PERIOD                                    $  1.000   $ 1.000   $ 1.000   $ 1.000   $  1.000
                                                                ==========   =======   =======   =======   ========
      Total return                                                    4.19%     5.39%     4.26%     4.79%     4.68%(2)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)                          $ 81,478   $59,926   $59,877   $56,697   $ 35,174
    Ratio of expenses to average net assets                           0.90%     0.90%     0.90%     0.90%      0.90%(2)
    Ratio of net investment income to average net assets              4.10%     5.26%     4.19%     4.68%      4.65%(2)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                            0.08%     0.09%     0.19%     0.25%      0.45%(2)

----------
(1) For the period February 24, 1997 (inception date) through October 31, 1997.
(2) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                                ---------------------------------------------------
                                                                    2001      2000      1999      1998     1997(1)
                                                                ----------   -------   -------   ------   ---------
PER SHARE DATA
  Net asset value, beginning of period                             $ 1.000   $ 1.000   $ 1.000  $ 1.000     $ 1.000
INVESTMENT OPERATIONS
  Net investment income                                              0.024     0.032     0.023    0.027       0.020
LESS DIVIDENDS
  Dividends from net investment income                              (0.024)   (0.032)   (0.023)  (0.027)     (0.020)
                                                                ----------   -------   -------   ------   ---------

NET ASSET VALUE, END OF PERIOD                                     $ 1.000   $ 1.000   $ 1.000  $ 1.000     $ 1.000
                                                                ==========   =======   =======   =======   ========
      Total return                                                    2.40%     3.23%     2.37%    2.72%       2.90%(2)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)                           $73,444   $56,488   $44,347  $57,778     $38,681
    Ratio of expenses to average net assets                           0.90%     0.90%     0.90%    0.90%       0.90%(2)
    Ratio of net investment income to average net assets              2.38%     3.17%     2.33%    2.68%       2.87%(2)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                            0.09%     0.09%     0.14%    0.15%       0.40%(2)

----------
(1) For the period February 24, 1997 (inception date) through October 31, 1997.
(2) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Opportunity Funds, formerly the DLJ Opportunity Funds (the "Trust"), was organized as a Delaware business trust under the laws of Delaware on May 31, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company consisting of four investment funds. The accompanying financial statements and notes are those of the Credit Suisse U.S. Government Money Fund, formerly the DLJ U.S. Government Money Fund ("U.S. Government Money Fund") and the Credit Suisse Municipal Money Fund, formerly the DLJ Municipal Money Fund ("Municipal Money Fund") (each, a "Fund" and together, the "Funds").

   The investment objective of the U.S. Government Money Fund is maximum current income, consistent with liquidity and safety of principal. The investment objective of the Municipal Money Fund is maximum current income, consistent with liquidity and safety of principal, that is exempt from federal income taxes.

   Each Fund is considered to be a separate entity for financial reporting and tax purposes. It is the policy of each Fund to maintain a stable net asset value of $1.00 per share for each Fund. Each Fund has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share.

   A) SECURITY VALUATIONS -- Securities are valued at amortized cost, which has been determined by the Funds' Board of Trustees to represent the fair value of the Funds' investments.

   B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of the investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. The Funds account separately for the assets, liabilities and operations of each Fund. Expenses directly attributed to each Fund are charged to that Fund's operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

   C) DIVIDENDS AND DISTRIBUTIONS -- It is the policy of the Funds to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the Funds may make distributions on a more frequent basis to comply with distribution requirements of the Internal Revenue Code. To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the Funds not to distribute such gains.

   D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) REPURCHASE AGREEMENT -- Each Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Fund acquires a security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   F) DEFFERED ORGANIZATION COSTS -- Costs incurred in connection with the Funds' organization are being amortized on a straight-line basis over sixty months commencing February 24, 1997.

   G) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATE AND RELATED PARTIES

   Donaldson, Lufkin & Jenrette ("DLJ") was acquired by Credit Suisse Group ("Credit Suisse") on November 3, 2000 (the "Acquisition"). Prior to the Acquisition, DLJ Asset Management Group ("DLJAM"), a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC"), a wholly-owned subsidiary of DLJ, served as investment advisor to the Funds. Credit Suisse combined the investment advisory business of DLJAM with its existing U.S. asset management business, Credit Suisse Asset

Management, LLC ("CSAM"). Accordingly, CSAM presently acts as the investment advisor to the Funds. On October 26, 2000, the Board of Trustees of the Funds approved an interim investment advisory agreement (the "Interim Advisory Agreement") with CSAM on behalf of the Funds. Under the Interim Advisory Agreement with the Funds, CSAM provided investment advisory services to the Funds. For these services, the Funds paid CSAM at the following annual percentage rates of the average daily net assets of each fund: .40% of each Fund's first $1 billion and .35% of the balance. Such fees were accrued daily and paid monthly. On March 23, 2001, a new investment advisory agreement with CSAM on the same economic terms as the Interim Advisory Agreement was approved by shareholders. For the year ended October 31, 2001, investment advisory fees and waivers were as follows:

                             GROSS                           NET
FUND                     ADVISORY FEE     WAIVER        ADVISORY FEE
----                     ------------     ------        ------------
U.S. Government Money    $318,640        $(61,678)      $256,962
Municipal Money           282,885         (70,060)       212,825

   On February 1, 2001, Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Financial Services Group, were retained by the Funds as co-administrators to each of the Funds. DLJAM and then CSAM provided administration services to the Funds without charge prior to February 1, 2001.

   For administration services, each Fund pays CSAMSI a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the period February 1, 2001 to October 31, 2001, co-administration fees earned by CSAMSI were as follows:

FUND                                     CO-ADMINISTRATION FEE
----                                     ----------------------
U.S. Government Money                          $58,241
Municipal Money                                 52,164

   For administration services, PFPC receives a fee calculated at an annual rate of .07% of each Fund's first $500 million in average daily net assets, .06% of the next $1 billion in average daily net assets and .05% of average daily net assets over $1.5 billion, exclusive of out of pocket expenses. For the period February 1, 2001 to October 31, 2001, co-administration fees (including out-of-pocket expenses) earned by PFPC were as follows:

FUND                                     CO-ADMINISTRATION FEE
----                                     ----------------------
U.S. Government Money                          $54,279
Municipal Money                                 49,970

   In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to Rule 12b-1, under the Act, each Fund has entered into a Distribution Service Agreement (the "Agreement") with CSAMSI, under which each Fund pays a distribution services fee to CSAMSI at an annual rate of up to .25% of its average daily net assets. Under the Agreement, each Fund is obligated to pay distribution and/or service fees to CSAMSI for its distribution and service activities as reimbursement for specific expenses incurred. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. Prior to December 18, 2000, DLJSC served as the distributor of each Fund's shares. For the year ended October 31, 2001, distribution fees were as follows:

                                  DLJSC              CSAMSI              TOTAL
FUND                        DISTRIBUTION FEES   DISTRIBUTION FEES   DISTRIBUTION FEES
----                        -----------------   -----------------   -----------------
U.S. Government Money           $27,402             $171,748            $199,150
Municipal Money                  23,472              153,331             176,803

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the period ended October 31, 2001, Merrill was paid by the Funds as follows:

FUND                                           AMOUNT
----                                           ------
U.S. Government Money                          $13,713
Municipal Money                                 14,026

NOTE 3. CAPITAL SHARE TRANSACTIONS

   Each Fund is authorized to issue unlimited shares of capital stock at $.001 par value per share. Transactions in shares of each Fund were as follows ($1.00 per share):

                                  U.S. GOVERNMENT MONEY FUND           MUNICIPAL MONEY FUND
                                 -----------------------------     ------------------------------
                                 FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                     ENDED            ENDED            ENDED            ENDED
                                  OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                     2001             2000             2001             2000
                                 -------------    -------------    -------------    -------------
Shares sold                       388,946,203      399,341,861      463,125,215      463,301,741
Shares issued in
  reinvestment of dividends         3,283,740        3,067,701        1,630,012        1,606,149
Shares redeemed                  (370,703,378)    (402,354,037)    (447,799,290)    (452,767,241)
                                 ------------     ------------     ------------     ------------
Net increase                       21,526,565           55,525       16,955,937       12,140,649
                                 ============     ============     ============     ============

CREDIT SUISSE FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and the Shareholders of Credit Suisse
U.S. Government Money Fund, and Credit Suisse Municipal Money Fund

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse U.S. Government Money Fund and Credit Suisse Municipal Money Fund (formerly known as, respectively, DLJ U.S. Government Money Market Fund, Inc. and DLJ Municipal Money Fund, Inc.) (two of the funds comprising Credit Suisse Opportunity Funds, formerly known as DLJ Opportunity Funds) (both funds collectively referred to as the "Funds") at October 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion. The statements of changes in net assets and financial highlights for each of the periods presented in the period ended October 31, 2000 were audited by other independent accountants, whose report dated December 20, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 17, 2001

CREDIT SUISSE FUNDS
SPECIAL SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the U.S. Government Money Fund and Municipal Money Fund was held on March 23, 2001 to approve a new investment advisory agreement for each Fund.

   The voting results for each Fund were as follows:

U.S. GOVERNMENT                               % OF SHARES TO TOTAL     % OF SHARES TO TOTAL
MONEY FUND                      SHARES         OUTSTANDING SHARES         SHARES VOTED
---------------               ----------      --------------------     ------------------
For                           50,614,565               69.5%                97.1%
Against                          113,158                0.2%                 0.2%
Abstain                        1,414,665                0.2%                 2.7%

MUNICIPAL                                     % OF SHARES TO TOTAL     % OF SHARES TO TOTAL
MONEY FUND                      SHARES         OUTSTANDING SHARES         SHARES VOTED
---------------               ----------      --------------------     ------------------
For                           37,318,698               54.1%                94.7%
Against                          261,880                0.4%                 0.6%
Abstain                        1,835,099                0.7%                 4.7%

CREDIT SUISSE FUNDS
TAX INFORMATION LETTER
October 31, 2001

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE CREDIT SUISSE MUNICIPAL MONEY FUND (UNAUDITED)

   In the twelve months ended October 31, 2001, (the end of the fiscal year), 97% of the dividends paid by the Fund were exempt-interest dividends for the purpose of federal income taxes and free from such taxes. In addition, 25% of such dividends were attributable to interest on private activity bonds which must be included in federal alternative minimum taxable income for purposes of determining liability for federal alternative minimum tax.

   In January 2002, you will be furnished with a schedule of the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Fund in 2001. It is suggested that you consult your tax advisor concerning the applicability of State and local taxes to dividends paid by the Fund during the year.

                       This page intentionally left blank

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